Income from operations - Sales composition (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income from operations [Abstract]
Revenue from sale of goods		€ 11,981	€ 12,491	€ 12,476
Revenue from rendering of services		4,374	4,058	3,811
Royalty income		383	301	381
Revenue from contracts with customers		16,738	16,851	16,668
Revenue From Other Sources	[1]	418	462	479
Revenue		€ 17,156	€ 17,313	€ 17,147

[1]	Other sources mainly relates to leases, including sublease income from right-of-use assets and related services of EUR 293 million (2020: EUR 325 million 2019: EUR 307 million)